SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2017
Minimum
STOCK-BASED COMPENSATION
Vesting period	1 year
Maximum
STOCK-BASED COMPENSATION
Vesting period	5 years